Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net loss before income taxes	$ (427,076)	$ (69,254)
Expected income taxes at the statutory rate of 27.00% (2015 - 26.24%)	$ (115,311)	$ (18,650)
Tax rate	27.00%	26.93%
(Increase) decrease in income tax recovery resulting from:
Share-based compensation	$ 5,185	$ 4,177
Non-taxable portion of foreign exchange (gain) loss	14,467	(11,615)
Effect of change in income tax rates	0	(104)
Effect of rate adjustments for foreign jurisdictions	(22,119)	(42,214)
Effect of U.S. tax reform	0	(91,830)
Effect of change in deferred tax benefit not recognized	14,467	(11,615)
Adjustments and assessments	1,544	15,423
Income tax (recovery) expense	(101,767)	(156,428)
Allowable capital losses	$ 139,000	$ 86,000
Saskatchewan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	12.00%	11.75%
Canada Revenue Agency
(Increase) decrease in income tax recovery resulting from:
Adjustments and assessments		$ 10,600
Decrease in non-capital loss tax pools		$ 39,300